Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Parenthetical) (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2023 CAD ($) $ / shares	Oct. 31, 2023 CAD ($) $ / shares $ / shares	Oct. 31, 2022 CAD ($) $ / shares	Nov. 07, 2023 $ / shares	Oct. 31, 2023 $ / shares	Oct. 31, 2021 CAD ($)
Disclosure of classes of share capital [line items]
Equity | $	$ 117,760	$ 117,760	$ 108,175			$ 98,762
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value adjustments to stock options | $	$ 6		$ 6
Average cost of shares purchased for cancellation			$ 132.8
Average book value of shares purchased for cancellation			$ 12.47
Book value of common shares purchased | $			$ 509
Fair value of common shares purchased | $			5,426
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share | (per share)	$ 1,000	$ 1,000
Preferred shares issued price per depositary share		$ 25
Redemption price per share					$ 1,000
Equity | $	$ 23	$ 23	$ 23
Series C2 non-cumulative fixed rate/floating first preferred shares [member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Redemption price per share				$ 1,000
Redemption price per depositary share				$ 25
Series BQ on cumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $	$ 1,750	$ 1,750
Shares issued price per share	$ 1,000	$ 1,000
Series 1, 2, and 3 [member]
Disclosure of classes of share capital [line items]
Shares issued price per share	$ 1,000	$ 1,000
Series BR noncumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $	$ 1,250	$ 1,250
Shares issued price per share	$ 1,000	$ 1,000
Series BS noncumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $	$ 1,000	$ 1,000
Shares issued price per share	$ 1,000	$ 1,000
Series BT non-cumulative 5-year rate reset first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share	$ 25